ORGANIZATION AND PRINCIPAL ACTIVITIES (Financial Statement Amounts and Balances of Consolidated VIE's Included in Accompanying Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Total current assets	$ 124,888	$ 132,541
Total assets	130,750	139,111
Total current liabilities	25,660	31,967
Total Liabilities	28,944	37,084
Net revenues	52,864	81,533	$ 87,164
Net (loss)/income	628	19,165	22,576
Net cash (used in)/provided by operating activities	7,468	12,210	24,504
Net cash (used in)/provided by investing activities	2,108	284	(870)
Net cash provided by financing activities	653	(26,712)	(76,884)
Variable Interest Entity Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total current assets	268	226
Total non-current assets	2	4
Total assets	$ 270	230
Total current liabilities		$ 83
Total non-current liabilities
Total Liabilities		$ 83
Net revenues	$ 25	32,431	79,489
Net (loss)/income	(137)	594	(1,369)
Net cash (used in)/provided by operating activities	$ 63	2,897	(4,151)
Net cash (used in)/provided by investing activities		$ 1,538	$ (364)
Net cash provided by financing activities